Schedule of Investments (unaudited)
July 31, 2026
iShares® J.P. Morgan EM Local Currency Bond ETF
(Percentages shown are based on Net Assets)

Security	Par (000)	Value
Foreign Government Obligations
Brazil — 4.0%
Brazil Letras do Tesouro Nacional
0.00%, 07/01/27(a)	BRL15,728	$2,764,477
0.00%, 01/01/28(a)	BRL8,609	1,414,259
0.00%, 07/01/28(a)	BRL4,191	645,105
0.00%, 01/01/29(a)	BRL26,784	3,850,482
0.00%, 07/01/29(a)	BRL24,185	3,246,647
0.00%, 01/01/30(a)	BRL17,460	2,189,626
0.00%, 01/01/32(a)	BRL3,245	1,491,135
Brazil Notas do Tesouro Nacional
10.00%, 01/01/33	BRL11,614	1,881,047
10.00%, 01/01/35	BRL16,320	2,537,208
10.00%, 01/01/37	BRL5,000	752,795
Series F, 10.00%, 01/01/29	BRL17,572	3,206,106
Series F, 10.00%, 01/01/31	BRL28,543	4,882,826
		28,861,713
Chile — 3.9%
Bonos de la Tesoreria de la Republica en pesos
0.00%, 05/06/27(a)	CLP3,525,000	3,674,144
0.00%, 04/01/29(a)	CLP2,815,000	2,662,846
4.70%, 09/01/30(b)	CLP2,835,000	2,972,276
5.00%, 10/01/28(b)	CLP1,145,000	1,233,695
5.00%, 03/01/35	CLP3,015,000	3,102,032
5.30%, 07/15/32	CLP905,000	956,895
5.30%, 11/01/37(b)	CLP1,295,000	1,341,990
5.80%, 10/01/29(b)	CLP1,910,000	2,084,723
5.80%, 10/01/34(b)	CLP1,190,000	1,293,082
6.00%, 04/01/33(b)	CLP4,290,000	4,698,531
6.00%, 01/01/43	CLP2,355,000	2,575,044
6.20%, 10/01/40(b)	CLP1,115,000	1,236,928
		27,832,186
China — 14.8%
China Government Bonds
1.26%, 05/25/29	CNY7,460	1,103,488
1.32%, 02/25/29	CNY12,090	1,794,267
1.40%, 11/25/28	CNY9,650	1,433,752
1.42%, 11/15/27	CNY4,550	675,925
1.42%, 08/15/28	CNY9,450	1,404,610
1.43%, 01/25/30	CNY14,210	2,110,736
1.45%, 02/25/28	CNY8,950	1,330,499
1.45%, 04/25/30	CNY6,020	894,360
1.46%, 05/25/28	CNY13,320	1,981,802
1.49%, 12/25/31	CNY7,420	1,101,350
1.50%, 04/15/31	CNY10,780	1,602,320
1.54%, 01/25/31	CNY10,480	1,562,172
1.55%, 07/25/30	CNY7,760	1,158,014
1.57%, 05/15/32	CNY7,280	1,083,519
1.61%, 02/15/35	CNY11,810	1,747,626
1.62%, 08/15/27	CNY8,520	1,267,957
1.63%, 10/25/30	CNY9,950	1,487,588
1.65%, 05/15/35	CNY5,660	839,237
1.66%, 12/25/32	CNY8,270	1,234,829
1.66%, 03/25/33	CNY5,760	860,733
1.67%, 05/25/35	CNY13,490	2,003,674
1.72%, 05/15/36	CNY11,520	1,707,379
1.74%, 10/15/29	CNY6,000	899,983
1.75%, 02/25/36	CNY7,960	1,183,850
1.78%, 09/15/32	CNY8,940	1,346,003
1.78%, 11/15/35	CNY8,350	1,245,189
1.79%, 03/25/32	CNY14,660	2,211,411
Security	Par (000)	Value
China (continued)
1.83%, 08/25/35	CNY10,530	$1,579,507
1.85%, 05/15/27	CNY7,620	1,135,340
1.87%, 09/15/31	CNY4,990	755,278
1.88%, 04/25/55	CNY7,920	1,106,554
1.90%, 07/15/55	CNY6,040	839,833
1.91%, 07/15/29	CNY9,130	1,377,083
1.92%, 07/15/45	CNY4,670	671,114
1.92%, 01/15/55	CNY5,690	795,118
1.98%, 04/25/45	CNY4,730	685,057
2.04%, 11/25/34	CNY4,160	637,355
2.05%, 04/15/29	CNY9,380	1,418,417
2.11%, 08/25/34	CNY8,980	1,383,623
2.12%, 06/25/31	CNY6,710	1,026,876
2.15%, 08/25/55	CNY5,890	860,630
2.17%, 08/29/34	CNY8,600	1,329,951
2.19%, 09/25/54	CNY3,650	541,439
2.20%, 04/25/56	CNY9,530	1,416,876
2.23%, 06/25/56	CNY5,410	808,968
2.25%, 08/29/39	CNY2,330	360,572
2.27%, 05/25/34	CNY11,710	1,825,130
2.28%, 03/25/31	CNY6,570	1,010,926
2.33%, 08/15/44	CNY1,850	283,721
2.35%, 02/25/34	CNY9,640	1,509,416
2.37%, 01/15/29	CNY6,230	948,039
2.38%, 01/15/56	CNY2,040	313,061
2.40%, 07/15/28	CNY5,460	827,731
2.44%, 10/15/27	CNY6,740	1,014,835
2.47%, 07/25/54	CNY6,390	1,002,547
2.48%, 04/15/27	CNY2,620	392,125
2.48%, 09/25/28	CNY2,940	447,639
2.49%, 05/25/44	CNY4,700	737,887
2.50%, 07/25/27	CNY6,270	941,963
2.52%, 08/25/33	CNY9,990	1,578,210
2.54%, 12/25/30	CNY9,110	1,416,307
2.55%, 10/15/28	CNY7,440	1,134,787
2.57%, 05/20/54	CNY5,270	843,723
2.60%, 09/15/30	CNY7,440	1,156,332
2.60%, 09/01/32	CNY4,010	632,820
2.62%, 04/15/28	CNY8,260	1,254,407
2.62%, 09/25/29	CNY4,220	651,060
2.62%, 06/25/30	CNY6,540	1,015,393
2.64%, 01/15/28	CNY4,420	669,403
2.67%, 05/25/33	CNY7,250	1,154,578
2.67%, 11/25/33	CNY7,870	1,257,960
2.68%, 05/21/30	CNY6,470	1,006,569
2.69%, 08/15/32	CNY7,310	1,158,803
2.75%, 06/15/29	CNY7,160	1,106,217
2.75%, 02/17/32	CNY6,870	1,089,450
2.76%, 05/15/32	CNY6,530	1,037,725
2.79%, 12/15/29	CNY7,500	1,166,560
2.80%, 03/24/29	CNY6,720	1,036,915
2.80%, 03/25/30	CNY7,160	1,118,930
2.80%, 11/15/32	CNY6,050	968,377
2.85%, 06/04/27	CNY9,620	1,447,880
2.88%, 02/25/33	CNY7,350	1,185,987
2.89%, 11/18/31	CNY5,660	903,857
2.91%, 10/14/28	CNY7,240	1,114,721
3.00%, 10/15/53	CNY5,660	984,318
3.01%, 05/13/28	CNY5,600	858,613
3.02%, 05/27/31	CNY7,590	1,214,698
3.12%, 10/25/52	CNY3,980	699,616

Schedule of Investments (unaudited)(continued)
July 31, 2026
iShares® J.P. Morgan EM Local Currency Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
China (continued)
3.13%, 11/21/29	CNY5,500	$867,128
3.19%, 04/15/53	CNY2,100	374,297
3.25%, 11/22/28	CNY5,130	798,742
3.27%, 11/19/30	CNY6,190	996,948
3.28%, 12/03/27	CNY6,030	922,169
3.29%, 05/23/29	CNY6,000	943,943
3.32%, 04/15/52	CNY2,080	378,027
3.53%, 10/18/51	CNY2,870	536,387
3.72%, 04/12/51	CNY2,800	536,333
3.81%, 09/14/50	CNY8,630	1,667,039
		106,142,113
Colombia — 3.9%
Colombian TES
9.25%, 05/28/42	COP8,803,300	2,242,665
11.00%, 08/22/29	COP9,956,500	3,040,382
11.50%, 07/25/46	COP8,438,300	2,564,237
11.75%, 01/24/35	COP9,526,200	2,931,628
12.50%, 02/27/30	COP7,041,300	2,221,315
12.75%, 11/28/40	COP5,347,800	1,746,923
13.25%, 02/09/33	COP10,792,800	3,558,736
Series B, 5.75%, 11/03/27	COP3,580,400	1,047,587
Series B, 6.00%, 04/28/28	COP7,330,800	2,089,729
Series B, 6.25%, 07/09/36	COP3,859,900	823,894
Series B, 7.00%, 03/26/31	COP6,143,300	1,592,404
Series B, 7.00%, 06/30/32	COP4,957,300	1,231,461
Series B, 7.25%, 10/18/34	COP2,101,800	500,465
Series B, 7.25%, 10/26/50	COP4,540,800	901,318
Series B, 7.75%, 09/18/30	COP4,582,500	1,235,488
		27,728,232
Czech Republic — 3.9%
Czech Republic Government Bonds
0.05%, 11/29/29	CZK20,510	852,918
0.95%, 05/15/30(c)	CZK38,530	1,624,575
1.20%, 03/13/31	CZK36,700	1,520,657
1.50%, 04/24/40	CZK26,170	803,892
1.75%, 06/23/32	CZK37,150	1,513,945
1.95%, 07/30/37	CZK25,530	907,642
2.00%, 10/13/33	CZK33,160	1,312,674
2.50%, 08/25/28(c)	CZK29,480	1,363,617
2.75%, 07/23/29	CZK31,760	1,452,589
3.00%, 03/03/33	CZK22,860	982,319
3.50%, 05/30/35	CZK39,480	1,696,185
3.60%, 06/03/36	CZK24,920	1,063,980
4.00%, 04/04/44	CZK8,840	359,806
4.20%, 12/04/36(c)	CZK17,020	762,010
4.25%, 10/24/34	CZK21,170	965,570
4.50%, 11/11/32	CZK38,680	1,823,341
4.90%, 04/14/34	CZK37,750	1,808,218
4.95%, 02/27/37	CZK8,360	396,260
5.00%, 09/30/30	CZK37,680	1,836,958
5.30%, 09/19/35	CZK25,810	1,261,688
5.50%, 12/12/28	CZK31,760	1,562,175
5.75%, 03/29/29	CZK21,110	1,046,815
6.20%, 06/16/31	CZK20,130	1,031,802
		27,949,636
Dominican Republic — 3.8%
Dominican Republic International Bonds
10.50%, 03/15/37(c)	DOP457,950	8,506,457
10.75%, 06/01/36(c)	DOP423,800	7,959,985
11.25%, 09/15/35(c)	DOP298,200	5,723,415
Security	Par (000)	Value
Dominican Republic (continued)
13.63%, 02/03/33(c)	DOP225,100	$4,667,810
		26,857,667
Hungary — 3.8%
Hungary Government Bonds
2.00%, 05/23/29	HUF850,360	2,455,009
2.25%, 04/20/33	HUF561,210	1,451,581
2.25%, 06/22/34	HUF457,800	1,147,201
3.00%, 10/27/27	HUF633,040	1,949,212
3.00%, 08/21/30	HUF784,130	2,256,638
3.00%, 10/27/38	HUF334,810	818,952
3.00%, 04/25/41	HUF329,640	774,074
3.25%, 10/22/31	HUF695,300	1,973,526
4.50%, 03/23/28	HUF545,220	1,700,074
4.50%, 05/27/32	HUF214,490	642,753
4.75%, 11/24/32	HUF699,680	2,116,398
6.00%, 11/28/29	HUF258,220	828,440
6.25%, 09/23/37	HUF422,700	1,408,741
6.75%, 10/22/28	HUF790,520	2,566,652
6.75%, 07/23/31	HUF512,230	1,701,364
7.00%, 10/24/35	HUF1,020,680	3,546,055
		27,336,670
India — 8.8%
India Government Bonds
5.77%, 08/03/30	INR173,300	1,772,998
5.79%, 05/11/30	INR103,140	1,058,497
5.85%, 12/01/30	INR170,480	1,742,906
6.01%, 07/21/30	INR133,240	1,375,476
6.10%, 07/12/31	INR188,760	1,950,170
6.28%, 07/14/32	INR47,170	486,718
6.33%, 05/05/35	INR263,990	2,685,487
6.36%, 02/16/31	INR111,070	1,160,246
6.45%, 10/07/29	INR115,630	1,213,653
6.48%, 10/06/35	INR221,710	2,270,449
6.54%, 01/17/32	INR193,270	2,025,557
6.67%, 12/17/50	INR199,110	1,915,919
6.68%, 01/27/33	INR6,660	69,942
6.68%, 07/07/40	INR188,720	1,919,944
6.75%, 12/23/29	INR84,470	892,820
6.79%, 12/30/31	INR57,380	609,799
6.79%, 10/07/34	INR222,740	2,333,322
6.94%, 05/11/36	INR112,190	1,184,801
6.99%, 12/15/51	INR174,240	1,729,617
7.02%, 06/18/31	INR73,120	784,705
7.04%, 06/03/29	INR111,780	1,190,536
7.06%, 04/10/28	INR111,610	1,188,908
7.10%, 04/18/29	INR189,970	2,028,135
7.10%, 04/08/34	INR245,300	2,616,032
7.16%, 09/20/50	INR151,460	1,545,316
7.17%, 04/17/30	INR127,410	1,367,331
7.18%, 08/14/33	INR241,780	2,599,866
7.18%, 07/24/37	INR200,370	2,144,087
7.24%, 08/18/55	INR121,170	1,235,600
7.26%, 01/14/29	INR138,680	1,487,597
7.26%, 08/22/32	INR150,020	1,621,027
7.26%, 02/06/33	INR202,080	2,183,557
7.30%, 06/19/53	INR230,180	2,368,867
7.32%, 11/13/30	INR55,460	600,344
7.36%, 09/12/52	INR208,100	2,157,166
7.37%, 10/23/28	INR75,650	812,661
7.37%, 01/23/54	INR14,040	145,694

Schedule of Investments (unaudited)(continued)
July 31, 2026
iShares® J.P. Morgan EM Local Currency Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
India (continued)
7.38%, 06/20/27	INR127,240	$1,351,655
7.41%, 12/19/36	INR192,690	2,096,289
7.54%, 05/23/36	INR190,260	2,088,182
7.72%, 06/15/49	INR83,410	910,023
		62,921,899
Indonesia — 4.6%
Indonesia Treasury Bonds
5.13%, 04/15/27	IDR15,068,000	826,504
5.88%, 03/15/31	IDR23,834,000	1,251,702
6.13%, 05/15/28	IDR14,147,000	774,288
6.25%, 06/15/36	IDR9,851,000	505,372
6.38%, 08/15/28	IDR19,511,000	1,071,023
6.38%, 04/15/32	IDR28,210,000	1,500,332
6.38%, 07/15/37	IDR2,511,000	129,068
6.50%, 07/15/30	IDR26,998,000	1,462,129
6.50%, 02/15/31	IDR25,243,000	1,362,174
6.50%, 04/15/36	IDR19,738,000	1,035,494
6.63%, 05/15/33	IDR11,269,000	603,330
6.63%, 02/15/34	IDR25,736,000	1,374,475
6.75%, 07/15/35	IDR28,058,000	1,500,824
6.88%, 04/15/29	IDR27,862,000	1,539,889
7.00%, 05/15/27	IDR16,957,000	941,738
7.00%, 09/15/30	IDR20,118,000	1,107,083
7.00%, 02/15/33	IDR17,418,000	952,985
7.13%, 06/15/38	IDR17,361,000	946,490
7.13%, 08/15/40	IDR25,239,000	1,375,984
7.13%, 06/15/42	IDR13,435,000	730,122
7.13%, 06/15/43	IDR19,024,000	1,036,096
7.13%, 08/15/45	IDR18,379,000	1,001,989
7.50%, 08/15/32	IDR8,510,000	476,284
7.50%, 06/15/35	IDR15,733,000	883,362
7.50%, 05/15/38	IDR7,413,000	415,547
7.50%, 04/15/40	IDR13,708,000	769,245
8.25%, 05/15/29	IDR12,340,000	704,575
8.25%, 06/15/32	IDR2,223,000	128,737
8.25%, 05/15/36	IDR9,495,000	560,729
8.38%, 03/15/34	IDR17,890,000	1,055,325
8.38%, 04/15/39	IDR9,476,000	568,960
8.75%, 05/15/31	IDR12,702,000	746,011
9.00%, 03/15/29	IDR13,532,000	786,516
9.50%, 07/15/31	IDR5,011,000	302,849
10.50%, 08/15/30	IDR2,354,000	145,356
Perusahaan Penerbit SBSN Indonesia
5.88%, 07/15/28	IDR11,060,000	600,482
6.38%, 03/15/34	IDR13,253,000	700,065
6.50%, 06/15/39	IDR9,025,000	467,701
6.63%, 09/15/29	IDR1,224,000	67,121
6.88%, 03/15/36	IDR3,722,000	201,779
8.88%, 11/15/31	IDR4,476,000	267,095
		32,876,830
Malaysia — 4.8%
Malaysia Government Bonds
2.63%, 04/15/31	MYR5,129	1,207,063
3.24%, 03/15/29	MYR1,617	394,985
3.34%, 05/15/30	MYR2,171	529,126
3.48%, 07/02/35	MYR2,063	495,902
3.50%, 05/31/27	MYR5,570	1,367,250
3.52%, 04/20/28	MYR2,923	718,572
3.58%, 07/15/32	MYR4,045	987,390
3.73%, 06/15/28	MYR2,877	709,798
Security	Par (000)	Value
Malaysia (continued)
3.76%, 05/22/40	MYR3,644	$872,964
3.77%, 01/15/41	MYR1,566	375,204
3.83%, 07/05/34	MYR3,768	928,035
3.89%, 08/15/29	MYR3,941	978,871
3.90%, 11/16/27	MYR4,155	1,025,913
3.92%, 07/15/55	MYR2,438	576,970
4.05%, 04/18/39	MYR3,954	979,826
4.07%, 06/15/50	MYR4,974	1,214,136
4.18%, 05/16/44	MYR4,249	1,065,655
4.25%, 05/31/35	MYR2,753	698,925
4.46%, 03/31/53	MYR3,067	793,150
4.50%, 04/30/29	MYR425	107,142
4.64%, 11/07/33	MYR3,111	806,599
4.70%, 10/15/42	MYR2,577	685,792
4.76%, 04/07/37	MYR4,039	1,069,453
4.89%, 06/08/38	MYR2,776	742,166
4.92%, 07/06/48	MYR1,988	546,657
Malaysia Government Investment Issue
3.42%, 09/30/27	MYR3,329	817,236
3.45%, 07/15/36	MYR3,255	776,612
3.47%, 10/15/30	MYR3,799	928,260
3.60%, 07/31/28	MYR3,330	819,836
3.61%, 04/30/35	MYR2,409	585,354
3.64%, 08/30/30	MYR1,163	286,172
3.78%, 05/31/45	MYR2,076	493,806
3.80%, 10/08/31	MYR3,246	804,677
3.97%, 07/16/40	MYR2,601	637,426
4.12%, 11/30/34	MYR3,713	934,921
4.13%, 07/09/29	MYR5,190	1,296,708
4.19%, 10/07/32	MYR4,425	1,115,638
4.25%, 09/30/30	MYR3,283	826,272
4.26%, 07/26/27	MYR119	29,432
4.29%, 08/14/43	MYR4,151	1,054,411
4.37%, 10/31/28	MYR4,293	1,074,564
4.42%, 09/30/41	MYR2,694	692,190
4.47%, 09/15/39	MYR4,544	1,169,783
4.66%, 03/31/38	MYR1,098	287,763
		34,508,605
Mexico — 5.5%
Mexican Bonos
5.50%, 03/04/27	MXN23,406	1,341,970
7.50%, 05/26/33	MXN49,154	2,629,526
8.00%, 04/15/32	MXN19,287	2,023,064
8.00%, 05/24/35	MXN9,683	519,526
8.00%, 02/21/36	MXN30,943	1,651,845
8.00%, 07/31/53	MXN59,184	2,865,769
8.00%, 04/29/55	MXN13,662	659,053
8.50%, 03/02/28	MXN36,787	2,161,216
8.50%, 03/01/29	MXN48,889	3,256,518
8.50%, 02/28/30	MXN36,666	2,787,118
Series M, 7.75%, 05/29/31	MXN63,528	3,557,386
Series M, 7.75%, 11/23/34	MXN64,391	3,427,825
Series M, 7.75%, 11/13/42	MXN66,282	3,222,305
Series M, 8.00%, 11/07/47	MXN35,008	1,717,012
Series M 20, 7.50%, 06/03/27	MXN31,052	1,803,754
Series M 20, 8.50%, 05/31/29	MXN55,151	3,227,392
Series M 30, 8.50%, 11/18/38	MXN39,568	2,119,312
Series M 30, 10.00%, 11/20/36	MXN11,384	691,488
		39,662,079

Schedule of Investments (unaudited)(continued)
July 31, 2026
iShares® J.P. Morgan EM Local Currency Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Paraguay — 3.8%
Paraguay Government International Bonds
7.90%, 02/09/31(c)	PYG41,767,000	$6,735,054
8.50%, 03/04/35(c)	PYG51,530,000	8,392,515
8.50%, 04/04/38(c)	PYG75,228,000	12,061,079
		27,188,648
Peru — 3.9%
Peru Government Bonds
5.35%, 08/12/40	PEN5,961	1,532,267
5.40%, 08/12/34	PEN12,634	3,632,019
5.94%, 02/12/29	PEN4,344	1,354,438
6.15%, 08/12/32	PEN11,516	3,675,422
6.85%, 08/12/35(b)	PEN13,449	4,157,971
6.90%, 08/12/37	PEN12,468	3,757,872
6.95%, 08/12/31	PEN6,562	2,206,871
7.30%, 08/12/33(b)	PEN12,143	3,998,286
7.60%, 08/12/39(b)	PEN10,440	3,286,587
		27,601,733
Poland — 4.5%
Republic of Poland Government Bonds
0.00%, 01/25/28(a)	PLN5,803	1,461,837
1.25%, 10/25/30	PLN8,752	2,014,810
1.75%, 04/25/32	PLN9,400	2,084,550
2.50%, 07/25/27	PLN6,819	1,800,665
2.75%, 04/25/28	PLN4,972	1,297,659
2.75%, 10/25/29	PLN7,736	1,951,090
3.75%, 05/25/27	PLN4,184	1,119,113
4.00%, 07/25/31	PLN4,591	1,164,738
4.50%, 07/25/30	PLN8,585	2,260,921
4.50%, 01/25/31	PLN10,260	2,684,036
4.75%, 07/25/29	PLN8,208	2,201,797
5.00%, 01/25/30	PLN8,131	2,188,778
5.00%, 10/25/34	PLN8,645	2,226,713
5.00%, 10/25/35	PLN9,961	2,532,472
5.25%, 04/25/36	PLN2,237	575,685
6.00%, 10/25/33	PLN10,300	2,837,720
7.50%, 07/25/28	PLN5,968	1,689,732
		32,092,316
Romania — 3.8%
Romania Government Bonds
2.50%, 10/25/27	RON4,080	858,586
3.65%, 09/24/31	RON4,630	891,273
4.15%, 01/26/28	RON3,845	819,685
4.15%, 10/24/30	RON3,920	782,994
4.25%, 04/28/36	RON3,675	664,957
4.75%, 10/11/34	RON5,755	1,102,406
4.85%, 07/25/29	RON5,070	1,063,175
5.00%, 02/12/29	RON5,230	1,111,278
5.80%, 07/26/27	RON4,650	1,018,311
6.30%, 04/26/28	RON6,075	1,334,375
6.30%, 04/25/29	RON6,025	1,315,796
6.70%, 02/25/32	RON6,350	1,386,019
6.75%, 10/29/29	RON2,625	578,718
6.75%, 04/25/35	RON3,790	831,425
6.85%, 07/29/30	RON3,640	804,905
7.10%, 07/31/34	RON6,840	1,529,210
7.20%, 05/31/27	RON4,775	1,056,861
7.20%, 10/30/33	RON6,620	1,485,599
7.35%, 04/28/31	RON6,725	1,517,206
7.50%, 07/27/33	RON2,950	672,351
7.65%, 07/27/31	RON3,280	748,547
Security	Par (000)	Value
Romania (continued)
7.90%, 02/24/38	RON7,070	$1,663,618
8.00%, 04/29/30	RON5,230	1,197,519
8.25%, 09/29/32	RON6,870	1,615,395
8.75%, 10/30/28	RON5,445	1,254,372
		27,304,581
Serbia — 3.8%
Serbia Treasury Bonds
4.50%, 08/20/32	RSD708,520	6,640,200
5.25%, 07/27/35	RSD618,840	5,960,438
5.88%, 02/08/28	RSD570,620	5,670,887
7.00%, 10/26/31	RSD870,200	9,234,335
		27,505,860
South Africa — 4.0%
Republic of South Africa Government Bonds
6.25%, 03/31/36	ZAR12,196	619,296
6.50%, 02/28/41	ZAR17,554	830,666
7.00%, 02/28/31	ZAR30,945	1,794,489
8.00%, 01/31/30	ZAR47,037	2,852,719
8.25%, 03/31/32	ZAR54,674	3,304,444
8.50%, 01/31/37	ZAR54,955	3,233,826
8.75%, 01/31/44	ZAR45,921	2,639,951
8.75%, 02/28/48	ZAR71,489	4,102,369
8.88%, 02/28/35	ZAR50,315	3,094,742
9.00%, 01/31/40	ZAR50,441	3,000,031
9.88%, 03/31/39	ZAR6,917	440,805
10.00%, 03/31/33	ZAR9,466	619,499
10.88%, 03/31/38	ZAR9,127	624,083
11.63%, 03/31/53	ZAR18,656	1,394,822
		28,551,742
Thailand — 4.3%
Thailand Government Bonds
1.00%, 06/17/27	THB38,015	1,136,295
1.19%, 04/17/29	THB30,910	921,723
1.34%, 03/17/31	THB15,505	459,439
1.59%, 12/17/35	THB34,220	981,740
1.60%, 12/17/29	THB24,373	734,529
1.60%, 06/17/35	THB18,713	539,310
1.66%, 03/17/30	THB42,970	1,295,148
1.84%, 05/17/36	THB15,595	457,073
2.00%, 12/17/31	THB51,304	1,560,284
2.00%, 06/17/42	THB25,560	688,782
2.05%, 04/17/28	THB31,595	958,471
2.25%, 03/17/27	THB37,654	1,134,159
2.40%, 11/17/27	THB35,482	1,078,619
2.40%, 03/17/29	THB38,349	1,179,468
2.41%, 03/17/35	THB42,239	1,301,513
2.50%, 11/17/29	THB30,741	953,622
2.65%, 06/17/28	THB41,354	1,269,444
2.70%, 06/17/40	THB28,900	876,152
2.80%, 06/17/34	THB34,218	1,087,408
2.88%, 12/17/28	THB19,605	608,156
2.88%, 06/17/46	THB31,438	914,755
2.98%, 06/17/45	THB36,248	1,077,508
3.30%, 06/17/38	THB40,946	1,341,528
3.35%, 06/17/33	THB36,050	1,182,900
3.39%, 06/17/37	THB36,412	1,209,690
3.40%, 06/17/36	THB35,260	1,181,396
3.45%, 06/17/43	THB38,626	1,235,644
3.65%, 06/20/31	THB25,242	828,260
3.78%, 06/25/32	THB34,418	1,147,361

Schedule of Investments (unaudited)(continued)
July 31, 2026
iShares® J.P. Morgan EM Local Currency Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Thailand (continued)
4.88%, 06/22/29	THB32,101	$1,057,096
		30,397,473
Turkey — 3.5%
Turkiye Government Bonds
10.50%, 08/11/27	TRY87,869	1,445,660
11.70%, 11/13/30	TRY53,684	565,867
12.40%, 03/08/28	TRY81,881	1,221,695
17.30%, 07/19/28	TRY138,163	2,115,066
17.80%, 07/13/33	TRY90,079	1,133,597
26.20%, 10/05/33	TRY324,399	5,546,311
27.70%, 09/27/34	TRY85,342	1,527,575
30.00%, 09/12/29	TRY403,680	7,403,546
31.08%, 11/08/28	TRY225,950	4,288,092
		25,247,409
Uruguay — 3.9%
Uruguay Government International Bonds
8.00%, 10/29/35	UYU320,267	8,101,549
8.25%, 05/21/31	UYU291,679	7,579,111
8.50%, 03/15/28(c)	UYU84,671	2,168,464
9.75%, 07/20/33	UYU351,597	9,670,765
		27,519,889
Total Long-Term Investments — 97.3% (Cost: $692,948,776)		696,087,281
Security	Shares	Value
Short-Term Securities
Money Market Funds — 0.1%
BlackRock Cash Funds: Treasury, SL Agency Shares, 3.65%(d)(e)	910,000	$910,000
Total Short-Term Securities — 0.1% (Cost: $910,000)		910,000
Total Investments — 97.4% (Cost: $693,858,776)		696,997,281
Other Assets Less Liabilities — 2.6%		18,374,291
Net Assets — 100.0%		$715,371,572

(a)	Zero-coupon bond.
(b)
Security exempt from registration pursuant to Rule 144A under the Securities Act of
1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(c)	This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933.
(d)	Affiliate of the Fund.
(e)	Annualized 7-day yield as of period end.
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the period ended July 31, 2026 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer	Value at 10/31/25	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 07/31/26	Shares Held at 07/31/26	Income	Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Treasury, SL Agency Shares	$290,000	$620,000 (a)	$—	$—	$—	$910,000	910,000	$83,558	$—

(a)	Represents net amount purchased (sold).
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
• Level 1 – Unadjusted price quotations in active markets/exchanges that the Fund has the ability to access for identical assets or liabilities;
• Level 2 – Inputs other than quoted prices included within Level 1 that are observable for the asset or liability, either directly or indirectly; and
• Level 3 – Inputs that are unobservable and significant to the entire fair value measurement for the asset or liability (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy.  In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds that may not have a secondary market and/or may have a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.

Schedule of Investments (unaudited)(continued)
July 31, 2026
iShares® J.P. Morgan EM Local Currency Bond ETF

Fair Value Hierarchy as of Period End (continued)
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Foreign Government Obligations	$—	$696,087,281	$—	$696,087,281
Short-Term Securities
Money Market Funds	910,000	—	—	910,000
	$910,000	$696,087,281	$—	$696,997,281
Derivative Financial Instruments
Assets
Interest Rate Contracts	$—	$—	$—	$—

Currency Abbreviation
BRL	Brazilian Real
CLP	Chilean Peso
CNY	Chinese Yuan
COP	Colombian Peso
CZK	Czech Koruna
DOP	Dominican Peso
HUF	Hungarian Forint
IDR	Indonesian Rupiah
INR	Indian Rupee
MXN	Mexican Peso
MYR	Malaysian Ringgit
PEN	Peru Nuevo Sol
PLN	Polish Zloty
RON	Romanian Leu
RSD	Serbian Dinar
THB	Thai Baht
TRY	Turkish Lira
UYU	Uruguayan Peso
ZAR	South African Rand